UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Yield Municipal Trust

2/29/08
Quarterly portfolio holdings

INVESTMENT MANAGEMENT

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 164.2%
Airport & Port Revenue – 6.0%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	$460,000	$388,180
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, FSA, 5%, 2025	3,000,000	2,779,560
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	500,000	495,425
Port Authority NY & NJ, Cons Thirty Seventh, FSA, 5.125%, 2030 (f)	4,450,000	4,176,592

		$7,839,757

General Obligations - General Purpose – 3.3%
New York, NY, “H”, IBC, “N”, MBIA, 5.125%, 2025	$3,510,000	$3,487,852
Puerto Rico Government Development Bank, “B”, 5%, 2015	400,000	411,340
State of California, 5.25%, 2023	380,000	379,981

		$4,279,173

General Obligations - Schools – 0.5%
Irving, TX, Independent School District, “A”, 0%, 2016	$1,000,000	$703,290

Healthcare Revenue - Hospitals – 30.1%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$435,000	$359,997
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	625,000	513,550
Cass County, MO, Hospital Rev., 5.625%, 2038	185,000	167,525
Colorado Health Facilities Authority Rev. (National Jewish Medical & Research Center), 5.375%, 2016	1,500,000	1,503,105
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2025	550,000	496,589
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 6.4%, 2029	350,000	352,093
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “B”, 6.4%, 2029	850,000	855,083
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016	1,400,000	1,425,900
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026	500,000	507,680
Dickinson County, MI, Healthcare System Hospital Rev., 5.7%, 2018	770,000	759,667
Forsyth County, GA, Hospital Authority Rev. (Baptist Health Care System), ETM, 6%, 2008	170,000	173,551
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	500,000	369,770
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	90,000	74,575
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	140,000	115,457
Gwinnett County, GA, Hospital Authority Rev. (Gwinnett Hospital Systems), FSA, 8%, 2042	1,675,000	1,675,000
Highland County, OH, Joint Township, Hospital District Facilities Rev., 6.75%, 2009 (c)	670,000	723,432
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021	2,750,000	3,224,897
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	435,000	345,908
Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)	500,000	540,640
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,125,000	971,190
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	396,495
Jefferson County, IA, Hospital Authority Rev. (Jefferson County Hospital), “C”, 5.8%, 2032	780,000	692,734
Knox County, TN, Health, Educational & Housing Facilities Board, Hospital Rev. (Covenant Health), “B-2”, FRN, 6.75%, 2046	550,000	550,000
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	830,000	778,565
Louisiana Public Facilities Authority Rev. (Touro Infirmary Project), “A”, 5.5%, 2019	250,000	241,552
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	60,000	54,378

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	$60,000	$53,717
Maryland Health & Higher Educational Facilites Authority Rev. (Washington County Hospital), 6%, 2043	120,000	111,596
Maryland Health & Higher Educational Facilities Authority Rev. ( Washington County Hospital), 5.75%, 2038	250,000	229,393
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5%, 2016	365,000	365,522
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	400,000	396,560
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.65%, 2019	620,000	620,124
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	750,000	902,130
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	253,797
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	489,420
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2012 (c)	250,000	280,075
Miami County, OH, Hospital Facilities Rev. (Upper Valley Medical Center), 5.25%, 2018	300,000	301,563
Minneapolis & St. Paul Redevelopment Authority Rev. (HealthPartners), 5.625%, 2022	200,000	200,514
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	109,171
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	620,000	531,266
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	175,000	195,073
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	25,000	25,134
New Hampshire Health & Educational Facilities Authority Rev. (Littleton Regional Hospital ), “A”, 6%, 2008 (c)	625,000	640,438
New Hampshire Health & Educational Facilities Authority Rev. (Littleton Regional Hospital ), “B”, 5.9%, 2008 (c)	675,000	691,949
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	490,335
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton Regional Hospital), “A”, 5.9%, 2008 (c)	500,000	512,275
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	505,013
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	285,000	261,773
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	300,000	275,658
New York Dormitory Authority Rev. (NYU Hospitals Center), “B”, 5.25%, 2024	240,000	225,257
Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	163,859
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	480,000	435,864
Salida, CO, Hospital District Rev., 5.25%, 2036	735,000	600,091
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	985,000	865,323
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	90,000	83,192
South Dakota Health & Educational Facilities Authority Rev. (Sioux Valley Hospitals & Health Systems), “A”, 5.25%, 2034	525,000	475,739

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Lake County, FL, Hospital District Rev. (South Lake Hospital, Inc.), 6.375%, 2034	$250,000	$250,970
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	500,000	502,710
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	550,000	537,878
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2026	500,000	445,940
St. Paul, MN, Housing & Redevelopment Authority Hospital Rev. (Healtheast), “A”, 5.7%, 2015	2,000,000	2,013,300
St. Paul, MN, Port Authority Lease Rev. (Regions Hospital), “1”, 5%, 2036	700,000	547,463
Sullivan County, TN, Health Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	490,000	437,183
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5.375%, 2034	1,000,000	877,930
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	196,135
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	162,471
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 6%, 2012 (c)	750,000	825,825
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	92,749
West Orange, FL, Healthcare District, “A”, 5.65%, 2022	400,000	403,876
West Virginia Hospital Finance Authority Rev. (Charleston Medical Center), 6.75%, 2010 (c)	605,000	662,644
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	350,270
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	751,065
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.75%, 2012 (c)	450,000	493,182
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	768,645

		$39,481,390

Healthcare Revenue - Long Term Care – 34.8%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 5.9%, 2025	$750,000	$691,177
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	200,000	201,136
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	235,000	229,846
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	250,000	229,952
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	79,866
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	102,553
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	500,000	468,325
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	700,000	798,483
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	589,865
Carlton, MN, Health & Housing Facilities Rev. (Inter-Faith Social Services, Inc.), 7.5%, 2010 (c)	250,000	272,565
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	997,320
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center), 6.375%, 2024	1,000,000	980,250

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Cole County, MO, Industrial Development Authority, Senior Living Facilities Rev. (Lutheran Senior Services), 5.5%, 2035	$750,000	$683,475
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2031	530,000	534,076
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	500,000	428,955
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	914,782
Colorado Health Facilities Authority Rev. (Volunteers of America Care Facilities), “A”, ETM, 5.45%, 2008	55,000	55,487
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	450,000	414,553
Connecticut Development Authority Rev. (Elim Park Baptist Home, Inc.), 5.85%, 2033	430,000	410,190
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	472,705
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	1,500,000	1,179,840
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	600,000	495,642
Houston, TX, Health Facilities Development Corp., (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	500,000	586,070
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	161,094
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	420,000	398,080
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	650,000	585,331
Illinois Finance Authority Rev. (Washington & Jane Smith Community), “A”, 6.25%, 2035	1,000,000	897,490
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	650,000	740,909
Illinois Health Facilities Authority Rev. (Washington & Jane Smith Community), “A”, 7%, 2032	525,000	526,633
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	1,020,000	966,195
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	950,000	1,139,078
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	550,000	533,313
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,313,015
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.4%, 2027	320,000	275,565
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	520,000	432,817
Jefferson, GA, Development Authority Rev. (Senior Living Facilities), “A”, 5.875%, 2038	500,000	425,125
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	229,440
Juneau, AK, City & Boro Non-recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	925,000	867,789
Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030	1,140,000	986,294
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-IOWA, Inc.), 6.5%, 2029	395,000	431,186
Kentwood, MI, Economic Development Ltd. (Holland Home), “A”, 5.375%, 2036	750,000	638,257
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	525,000	535,337
Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), “A”, 7.625%, 2010 (c)	325,000	360,045
Lee County, FL, Industrial Development Authority Health Care Facilities Rev. (Shell Point Village), “A”, 5.5%, 2009 (c)	400,000	422,096
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills Retirement Foundation), “A”, 6.375%, 2009 (c)	250,000	263,470

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$695,000	$617,598
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,090,000	1,008,337
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	185,000	160,351
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	45,000	38,739
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	250,000	250,272
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	126,093
Massachusetts Industrial Finance Agency Rev. (GF/Massachusetts, Inc.), 8.3%, 2023	805,000	740,383
Meridian, MI, Economic Development Corp., First Mortgage (Burcham Hills Retirement Center), “A-1”, 5.25%, 2026	250,000	219,707
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	575,000	511,900
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	138,572
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	547,782
New Hampshire Higher Education & Health Facilities Authority Rev. (Rivermead at Peterborough Retirement Community), 5.75%, 2028	1,100,000	982,542
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	361,956
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	260,706
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	429,975
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	409,155
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	700,000	797,328
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036	350,000	283,315
New Jersey Economic Development Authority Rev., First Mortgage (Winchester), “A”, 5.75%, 2024	500,000	474,305
North Carolina Medical Care Commission, First Mortgage (DePaul Community Facilities, Inc.), 7.625%, 2009 (c)	980,000	1,064,182
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,630,000	1,369,510
Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care), “A”, 6.625%, 2029	1,025,000	994,763
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	350,000	352,006
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	300,000	281,211
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	280,000	257,844
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	260,000	227,750
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	332,116
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	200,000	157,404
St. Johns County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	500,000	425,175
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	250,000	211,208

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Edgemere Project), “A”, 6%, 2036	$500,000	$451,955
Washington County, MN, Housing & Redevelopment Authority Rev. (Aspen Cottages), 9.25%, 2022	905,000	861,460
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), “A”, 6.25%, 2034	500,000	467,115
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	522,846
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	1,120,213
Wisconsin Health & Educational Facilities Authority Rev. (AE Nursing), “A”, 8.5%, 2033	600,000	601,518
Wisconsin Health & Educational Facilities Authority Rev. (Attic Angel Community, Inc.), 5.75%, 2008 (c)	875,000	912,091
Wisconsin Health & Educational Facilities Authority Rev. (Clement Manor, Inc.), 5.75%, 2024	1,000,000	932,510
Wisconsin Health & Educational Facilities Authority Rev. (United Lutheran Home), 5.7%, 2028	750,000	679,500
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 5.9%, 2027	90,000	81,662
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	185,000	163,893

		$45,772,620

Healthcare Revenue - Other – 0.6%
Wisconsin Health & Educational Facilities Authority Rev. (Blood Center Southeastern Project), 5.75%, 2034	$750,000	$743,903

Industrial Revenue - Airlines – 5.2%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,330,000	$963,239
Charlotte, NC, Douglas International Airport Special Facilities Rev. (U.S. Airways, Inc.), 5.6%, 2027	250,000	214,620
Charlotte, NC, Douglas International Airport Special Facilities Rev. (U.S. Airways, Inc.), 7.75%, 2028	500,000	509,655
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	1,745,000	1,352,584
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019	875,000	773,325
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Rev. (American Airlines, Inc.), 9%, 2029 (a)	750,000	803,595
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033 (a)	1,250,000	1,363,700
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	365,000	377,538
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028	500,000	530,680

		$6,888,936

Industrial Revenue - Chemicals – 0.3%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$345,284

Industrial Revenue - Environmental Services – 0.8%
Carbon County, UT, Solid Waste Disposal Rev. (Allied Waste Industries), “A”, 7.5%, 2010	$250,000	$251,582
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	497,245

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
Gulf Coast Waste Disposal Authority, TX (Waste Management of Texas), “A”, 5.2%, 2028	$360,000	$305,298

		$1,054,125

Industrial Revenue - Metals – 0.4%
Director of Nevada Department of Business & Industry (Wheeling/Pittsburgh Steel), “A”, 8%, 2014	$170,000	$172,305
Greensville County, VA, Industrial Development Authority Rev. (Wheeling/Pittsburgh Steel), “A”, 7%, 2014	435,000	422,455

		$594,760

Industrial Revenue - Other – 4.5%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$350,000	$322,021
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser- Busch Project), 5.95%, 2032	1,000,000	1,002,350
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	394,406
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	475,000	455,530
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	500,000	490,545
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,000,000	1,005,710
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	970,030
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	250,000	253,680
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	400,000	385,900
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	655,000	641,959

		$5,922,131

Industrial Revenue - Paper – 3.0%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$1,001,740
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	400,000	331,180
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024	400,000	411,440
Courtland AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	1,009,720
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	221,380
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), “B”, 6.7%, 2022	595,000	622,626
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	400,000	403,312

		$4,001,398

Miscellaneous Revenue - Entertainment & Tourism – 2.8%
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013 (z)	$775,000	$790,221
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	170,000	175,239
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	720,000	743,940
Cow Creek Band Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	578,233
Mashantucket Western Pequot Tribe, CT, “B”, 0%, 2018 (n)	1,100,000	588,093
Mohegan Tribe Indians, CT, Gaming Authority Rev., 6.25%, 2031 (n)	200,000	189,528
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	400,000	392,404
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	280,000	246,893

		$3,704,551

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 1.8%
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	$350,000	$352,229
Los Angeles, CA, Regional Airports Improvement Corp. (LAX Fuel Corp.), AMBAC, 5.25%, 2023	500,000	443,315
Maryland Economic Development Corp. (Chesapeake Bay), “A”, 5%, 2031	750,000	607,027
Philadelphia, PA, Industrial Development Airport Rev. (Aero Philadelphia LLC), 5.25%, 2009	95,000	95,038
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	655,000	565,999
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	300,000	268,053

		$2,331,661

Multi-Family Housing Revenue – 10.5%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$506,150
Capital Trust Agency, FL, Housing Authority Rev. (Atlantic Housing Foundation), “C”, 5.875%, 2028	660,000	599,993
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	1,000,000	1,055,710
Charter Mac Equity Issuer Trust, “B”, FHLMC, 7.6%, 2010 (a)(n)	500,000	545,490
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	495,000	497,816
District of Columbia Housing Finance Agency (Henson Ridge), 5.1%, 2037	655,000	583,710
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (a)	1,000,000	901,620
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	295,000	295,021
El Paso County, TX, Housing Finance Corp. (American Housing Foundation, Inc.), “C”, 8%, 2032	290,000	290,055
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	500,000	467,135
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	500,000	456,255
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	500,000	452,715
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	605,000	557,961
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (n)	1,000,000	990,000
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	422,465
New York, NY, City Housing Development Corp., “F-1”, 4.65%, 2025	750,000	673,140
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, (ARC Projects), 5.8%, 2034	800,000	792,576
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	448,795
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	456,375
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), “A”, 10.25%, 2019	1,770,000	1,752,300
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), “B”, 0%, 2019	617,000	302,330
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	870,000	765,739

		$13,813,351

Sales & Excise Tax Revenue – 7.8%
Bolingbrook, IL, Sales Tax Rev., 0% to 2008, 6.25% to 2024	$500,000	$496,970
Metropolitan Pier & Exposition Authority, State Tax Rev., MBIA, 0%, 2013	5,000,000	3,881,700
Metropolitan Pier & Exposition Authority, State Tax Rev., FGIC, 0%, 2014	3,990,000	3,002,714
Metropolitan Pier & Exposition Authority, State Tax Rev., MBIA, 0%, 2015	3,000,000	2,128,770
Metropolitan Pier & Exposition Authority, State Tax Rev., ETM, FGIC, 0%, 2014	1,010,000	783,800

		$10,293,954

Single Family Housing - Local – 1.2%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$739,193	$648,893

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	$1,000,000	$898,390

		$1,547,283

Single Family Housing - State – 0.4%
Kentucky Counties Single Family Mortgage Rev., “A”, MBIA, 9%, 2016	$5,000	$5,010
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	500,000	460,410

		$465,420

Solid Waste Revenue – 0.8%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,000,000	$997,480

State & Agency - Other – 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$95,339
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	500,000	467,155

		$562,494

State & Local Agencies – 2.6%
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	$500,000	$456,150
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	603,554
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024	1,000,000	988,830
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	331,764
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026	80,000	87,919
Puerto Rico Public Finance Corp., Unrefunded, “E”, 6%, 2026	820,000	901,172

		$3,369,389

Tax - Other – 1.0%
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$729,187
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	500,000	466,775
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	120,000	107,872

		$1,303,834

Tax Assessment – 15.1%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	$500,000	$457,370
Ave Maria, FL, Stewardship Community, “A”, 5.125%, 2038	150,000	109,726
Celebration Community Development District, FL, “A”, 6.4%, 2034	720,000	734,940
Channing Park Community Development District, FL, 5.3%, 2038	400,000	298,372
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	316,265
Colonial Country Club Community Development District, FL, 6.4%, 2033	480,000	489,960
Double Branch Community Development District, FL, “A”, 6.7%, 2034	485,000	494,472
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	206,995
Durbin Crossing Community Development District, FL, Special Assessment Rev., “B- 1”, 4.875%, 2010	250,000	235,292
Grand Bay at Doral Community Development, FL, “A”, 6%, 2039	90,000	74,732
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	545,000	496,190
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	325,000	285,327
Homestead 50 Community Development District, FL, “A”, 6%, 2037	380,000	315,924
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	170,000	159,768
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	502,740
Islands at Doral Southwest Community Development District, FL, 6.375%, 2013 (c)	245,000	273,829
Lexington Oaks Community Development District, FL, “A”, 6.125%, 2019	650,000	650,052
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	440,000	486,829
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	250,000	228,697

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	$680,000	$579,884
Main Street Community Development District, “B”, 6.9%, 2017	225,000	221,092
Main Street Community Development District, FL, “A”, 6.8%, 2038	295,000	286,153
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	413,920
Oakdale, CA, Public Financing Authority Tax Allocation Rev. (Central City Redevelopment Project), 5.375%, 2033	1,125,000	976,759
Oakmont Grove Community Development District, CA, “A”, 5.4%, 2038	300,000	221,178
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	110,820
Orange County, CA, Community Facilities Tax No 99, (Ladera Ranch), “A”, 6.5%, 2009 (c)	1,000,000	1,075,080
Orange County, CA, Improvement Act 1915, “B”, 5.75%, 2033	500,000	450,005
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.5%, 2010	65,000	63,731
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	277,176
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,500,000	1,349,145
Pontiac, MI, Tax Increment Finance Authority Rev., 6.375%, 2012 (c)	450,000	506,876
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027	260,000	234,112
Redwood City, CA, Special Tax Community Facilities, (District 1 Redwood), “B”, 6%, 2033	300,000	277,215
San Diego, CA, Redevelopment Agency, Tax Allocation, FSA, 0%, 2018	1,015,000	612,126
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	800,000	586,680
Seven Oaks, FL, Community Development District II Special Assessment Rev., “B”, 5%, 2009	590,000	575,704
Stoneybrook, FL, Community Development District, “A”, 6.1%, 2019	215,000	215,097
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	200,000	149,242
Temecula Valley, CA, Unified School District, Community Facilities District No. 02-1, 6.125%, 2033	355,000	338,315
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	585,000	537,358
Tuscany Reserve Community Development District, FL, Special Assessment Rev., “B”, 5.25%, 2016	185,000	157,903
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	484,000	415,495
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	500,000	388,950
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	275,000	232,488
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037	1,000,000	810,670
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	585,000	479,443
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., “A”, MBIA, 0%, 2024	1,325,000	503,911

		$19,864,008

Tobacco – 8.8%
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	$1,610,000	$1,510,083
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	495,000	449,306
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	1,300,000	1,298,206
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Rev. (Los Angeles County), 0%, 2046	3,500,000	189,735

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	$1,600,000	$1,748,320
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,000,000	897,610
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	1,135,000	922,335
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	1,815,000	241,613
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Rev., Asset Backed, “A”, 6%, 2048	1,710,000	1,588,436
Tobacco Securitization Authority of Southern California Rev., Asset Backed (San Diego Country Tobacco Asset Securitization Corp.), 0%, 2046	6,000,000	389,640
Tobacco Settlement Authority of Washington Rev., Asset Backed, 6.625%, 2032	500,000	503,150
Tobacco Settlement Financing Corp., NJ, 6.75%, 2013 (c)	1,000,000	1,151,680
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	830,000	655,808

		$11,545,922

Toll Roads – 4.8%
E-470 Public Highway Authority, CO, “B”, 0%, 2010 (c)	$8,750,000	$1,223,950
E-470 Public Highway Authority, CO, “B”, MBIA, 0%, 2018	3,000,000	1,722,570
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	1,000,000	1,128,450
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev., “A”, MBIA, 0%, 2015	3,000,000	2,169,540

		$6,244,510

Universities - Colleges – 1.5%
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	$500,000	$456,360
Pennsylvania Higher Educational Facilities Authority Rev. (University of Philadelphia), “A”, 5.125%, 2025	570,000	504,849
Southfield, MI, Economic Development Corp. (Lawrence Technological University), “A”, 5.4%, 2018	750,000	707,625
West Virginia University Rev. (West Virginia University Project), “A”, AMBAC, 0%, 2025	750,000	268,875

		$1,937,709

Universities - Dormitories – 0.8%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$735,000	$644,815
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	500,000	433,570

		$1,078,385

Universities - Secondary Schools – 1.4%
California Statewide Communities Development Authority Rev., COP, (Crossroads Schools for the Arts & Sciences), 6%, 2028	$1,035,000	$1,057,894
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	425,000	377,765
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	535,000	429,541

		$1,865,200

Utilities - Cogeneration – 2.5%
Port Authority NY & NJ, Special Obligation Rev., 6.75%, 2011	$2,000,000	$2,016,260
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	332,614
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	492,811

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Cogeneration – continued
Western Generation Agency, OR, Cogeneration Project Rev. (Wauna Cogeneration Project), “B”, 5%, 2016	$500,000	$474,510

		$3,316,195

Utilities - Investor Owned – 5.6%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	$220,000	$208,397
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	555,000	496,836
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	45,000	40,727
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	1,000,000	1,002,570
Campbell County, WY, Pollution Control Rev. (Black Hills Power, Inc. Project), 5.35%, 2024	1,000,000	939,310
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “A”, 5.9%, 2032	1,500,000	1,299,480
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,505,070
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, MBIA, 4.75%, 2021	250,000	238,228
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy Seward), “A”, 6.75%, 2036	400,000	397,932
Red River, TX, Authority Pollution Control, (AEP Texas Central Co.), MBIA, 4.45%, 2020	445,000	406,312
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	185,000	140,015
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	155,000	146,825
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	500,000	491,190

		$7,312,892

Utilities - Municipal Owned – 0.3%
North Carolina Eastern Municipal Power Agency System Rev., “F”, 5.5%, 2016	$430,000	$444,285

Utilities - Other – 0.7%
Main Street Natural Gas, Inc., GA, “A”, 5.5%, 2028	$335,000	$280,452
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	845,000	682,329

		$962,781

Water & Sewer Utility Revenue – 3.9%
Houston, TX, Water & Sewer Systems Rev., “C”, AMBAC, 0%, 2012	$3,000,000	$2,492,400
Massachusetts Water Resources Authority, “D”, MBIA, 5%, 2024	2,000,000	2,003,940
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	572,293

		$5,068,633

Total Municipal Bonds		$215,656,704

Floating Rate Demand Notes – 1.2%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 3.09%, due 4/01/08	$100,000	$100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 3.19%, due 4/01/08	500,000	500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 3.19%, due 4/01/08	200,000	200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 3.19%, due 4/01/08	495,000	495,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 3.19%, due 4/01/08	300,000	300,000

Total Floating Rate Demand Notes		$1,595,000

Total Investments		$217,251,704

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Other Assets, Less Liabilities – 3.1%	4,114,008
Preferred shares (Issued by the trust) – (68.5)%	(90,000,000)

Net assets applicable to common shares – 100.0%	$131,365,712

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,661,082 representing 3.5% of net assets.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value

Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013	7/22/03	$776,212	$790,221
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	170,000	175,239
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	720,000	743,940
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01 -1/14/02	455,481	448,795

Total Restricted Securities			$2,158,195
% of Net Assets			1.6%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Yield Municipal Trust

Supplemental Information (Unaudited) 2/29/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 include quoted prices in active markets for identical assets or liabilities. Level 2 include other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 include unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of February 29, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$217,251,704	$—	$217,251,704
Other Financial Instruments	(2,431,025)	—	—	(2,431,025)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$227,180,028

Gross unrealized appreciation	$6,121,470
Gross unrealized depreciation	(16,049,794)

Net unrealized appreciation (depreciation)	$(9,928,324)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts

Futures contracts outstanding at 2/29/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)

U.S. Treasury Bond (Short)	92	$10,913,500	Jun-08	$(346,041)
U.S. Treasury Note 10 yr (Short)	693	81,275,906	Jun-08	(2,084,984)

				$(2,431,025)

At February 29, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.